DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Foreign Exchange Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 21,276	$ 12,570
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	3,531	2,912
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 1,081	$ 868
Average Exchange Rate	125.00%	130.00%
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 917	$ 553
Average Exchange Rate	77.00%	79.00%
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 433	$ 494
Average Exchange Rate	69.00%	71.00%
Foreign exchange contracts | Euro
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 433	$ 328
Average Exchange Rate	111.00%	114.00%
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 126	$ 25
Average Exchange Rate	1.20%	1.20%
Foreign exchange contracts | COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 5	$ 15
Average Exchange Rate	0.02%	0.02%
Foreign exchange contracts | Peruvian soles
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 10	$ 9
Average Exchange Rate	26.00%	26.00%
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 526	$ 620
Average Exchange Rate	0.00%	0.00%